STATEMENT OF OPERATIONS	1 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation cost | $	$ 3,543
Net Income | $	$ (3,543)
Weighted average shares outstanding, Basic | shares	7,500,000	[1]
Weighted average shares outstanding, Diluted | shares	7,500,000	[1]
Net loss per share, Basic | $ / shares	$ 0.00
Net loss per share, Diluted | $ / shares	$ 0.00

[1]	This number excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).